INCOME TAX (Details) - Schedule of components of the deferred tax provision (benefit) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	$ (137,000)	$ (62,000)
Book depreciation exceeding tax depreciation [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	504,386	14,000
Reserve for bad debts [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	61,355	35,255
Lease expense per book in excess of cash paid [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(233,818)	(301,218)
Federal net operating loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(206,360)	189,665
State net operating loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(124,894)	(18,725)
Rental income received in advance [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(29,954)	14,120
Unbilled receivables [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	109,911	106,158
Other [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	$ (217,626)	$ (101,255)